Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.17

TPR Firm:	XXX	Report Date:	XXX
Client Name:	XXX	Report:	XXX
Deal Name:	XXX	Loans in report:	XXX

Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
XXX	2025110582	XXX	D	A	D	A	D	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Title Document Missing	Resolved-Received XXX. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Title Document is missing Missing copy of complete XXX/commitment reflecting loan amount, lender name, XXX, legal description and all applicable schedules. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Received XXX. - Due Diligence Vendor-XXX	LTV is less than guideline maximum - XXX% LTV is XXX% less than maximum LTV per guidelines XXX%
Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is XXX months.
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX		XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2025110582	XXX	D	A	D	A	D	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc	Missing Appraisal Acknowledgement	Resolved-Received Certified XXX of Appraisal/Valuation Report. - Due Diligence Vendor-XXX Ready for Review-Document Uploaded. - Seller-XXX Open- - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Received Certified XXX of Appraisal/Valuation Report. - Due Diligence Vendor-XXX	LTV is less than guideline maximum - XXX% LTV is XXX% less than maximum LTV per guidelines XXX%
Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is XXX months.
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX		XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A